Corporate Information	12 Months Ended
Aug. 31, 2022
Corporate Information And Statement Of Ifrs Compliance [Abstract]
Corporate Information
1.	CORPORATE INFORMATION
Shaw Communications Inc. (the “Company”) is a diversified Canadian connectivity company whose core operating business is providing: Cable telecommunications, Satellite video services and data networking to residential customers, businesses and public-sector entities (“Wireline”); and wireless services for voice and data communications (“Wireless”).
The Company was incorporated under the laws of the Province of Alberta on December 9, 1966 under the name Capital Cable Television Co. Ltd. and was subsequently continued under the Business Corporations Act (Alberta) on March 1, 1984 under the name Shaw Cablesystems Ltd. Its name was changed to Shaw Communications Inc. on May 12, 1993. The Company’s shares are listed on the Toronto Stock Exchange (TSX), TSX Venture Exchange (TSXV) and New York Stock Exchange (NYSE) (Symbol: TSX – SJR.B, NYSE – SJR, and TSXV – SJR.A). The registered office of the Company is located at Suite 900, 630 – 3rd Avenue S.W., Calgary, Alberta, Canada T2P 4L4.
Proposed Transaction
On March
 15, 2021, the Company announced that it had entered into an arrangement agreement (the “Arrangement Agreement”) with Rogers Communications Inc. (“Rogers”), under which Rogers will acquire all of Shaw’s issued and outstanding Class A Participating Shares (“Class A Shares”) and Class B
Non-Voting
Participating Shares (“Class B Shares”) in a transaction valued at approximately $26 billion, inclusive of approximately $6 billion of Shaw debt (the “Rogers-Shaw Transaction”).
Holders of Shaw Class A
Shares and Class B Shares (other than the Shaw Family Living Trust, the controlling shareholder of Shaw, and related persons (collectively the “Shaw Family Shareholders”)) will receive

$
40.50
per share in cash. The Shaw Family Shareholders will receive
60
% of the consideration for their shares in the form of Class B
Non-Voting
Shares of Rogers (the “Rogers Shares”) on the basis of the volume-weighted average trading price for the Rogers Shares for the
10
trading days ending March 12, 2021, and the balance in cash.
The Rogers-Shaw Transaction is being implemented by way of a court-approved plan of arrangement under the
Business Corporations Act
(Alberta). At the special meeting of Shaw shareholders held on May 20, 2021, the Company obtained approval of the plan of arrangement by the holders of Shaw’s Class A Shares and Class B Shares in the manner required by the interim order granted by the Court of King’s Bench of Alberta on April 19, 2021. On May 25, 2021, the Court of King’s Bench of Alberta issued a final order approving the plan of arrangement.
Agreement to Sell Freedom Mobile to Quebecor
On June 17, 2022, Rogers, Shaw and Quebecor Inc. (“Quebecor”) announced their agreement for the sale of Freedom Mobile
Inc. (“Freedom”)
to Quebecor for a purchase price of $2.85

billion. On August 12, 2022, Rogers, Shaw and Quebecor entered into a definitive agreement (the “Share Purchase Agreement”) for the sale of Freedom to Videotron Ltd. (“Videotron”), a subsidiary of Quebecor, substantially consistent with the terms announced on June 17, 2022 (the “Freedom Transaction”). The Freedom Transaction is subject to regulatory approvals from the Commissioner of Competition (the “Commissioner”) and Innovation, Science and Economic Development Canada (ISED), and is conditional on the completion of the Rogers-Shaw Transaction. Subject to satisfaction of all conditions, closing of the Freedom Transaction will take place immediately before the closing of the Rogers-Shaw Transaction. Collectively, the Rogers-Shaw Transaction, the Freedom Transaction, and all transactions provided for thereunder, are referred to as the “Proposed Transaction.”
The Share Purchase Agreement provides that Videotron, a subsidiary of Quebecor, will acquire all of the issued and outstanding shares of Freedom. Accordingly, Videotron will acquire the entire Freedom business, including all Freedom-branded wireless and Internet customers, and all of Freedom’s infrastructure, spectrum and retail locations, as well as all of Freedom’s existing backhaul and backbone arrangements. The Freedom Transaction also includes long-term agreements pursuant to which Rogers will provide Quebecor with transport services (including backhaul and backbone) and roaming services. Rogers and Quebecor will provide each other with customary transition services as are necessary to operate Freedom’s business for a reasonable period of time post-closing and to facilitate the separation of Freedom’s business from the other businesses and operations of Shaw and its affiliates. Pursuant to the Share Purchase Agreement, the Shaw Mobile-branded wireless subscribers will not be transferred to Videotron and will remain with Shaw.
Status of the Proposed Transaction Regulatory Approvals and Related Proceedings
For the Rogers-Shaw Transaction, consistent with the terms of the Arrangement Agreement, the parties made filings with each of the Canadian Radio-television and Telecommunications Commission (CRTC), the Commissioner, and ISED in April
2021. For the Freedom Transaction, consistent with the terms of the Share Purchase Agreement, the parties made filings with the Commissioner and ISED in June 2022.
On March 24, 2022, the CRTC completed its comprehensive review and approved the transfer of Shaw’s licenced broadcasting undertakings to Rogers, marking an important milestone towards closing of the Rogers-Shaw Transaction.
On May 9, 2022, the Commissioner filed applications to the Competition Tribunal (the “Tribunal”) seeking an order to prevent the Rogers-Shaw Transaction from proceeding and an interim injunction to prevent closing until the Commissioner’s case can be heard by the Tribunal. On May 30, 2022, the Commissioner’s interim injunction application was resolved on the basis that Rogers and Shaw agreed to not proceed with closing the Rogers-Shaw Transaction until either a negotiated settlement is agreed with the Commissioner or the Tribunal has ruled on the matter. As announced by the Company on July 6, 2022 and October 27, 2022, the respective mediation sessions between Rogers, Shaw, Quebecor and the Commissioner in July, 2022 and October, 2022, did not result in a resolution of the Commissioner’s objections to the proposed merger. As a result, the Tribunal hearing began on November 7, 2022.
On October 25, 2022, the Minister of Innovation, Science, and Industry (the “Minister”) officially denied the application for the wholesale transfer of Freedom’s spectrum licences to Rogers, which is no longer being proposed. In connection with his ongoing review of the pending application to transfer Freedom’s spectrum licences to Videotron, the Minister gave notice that any spectrum licences acquired by Videotron must remain in Videotron’s possession for at le ast ten years and the Minister conveyed his expectation that prices for wireless services in Ontario and Western Canada would be comparable to what Videotron is currently offering in Quebec. Videotron subsequently announced that it is willing to accept these conditions.
As previously disclosed, in order to permit continued engagement with the pending regulatory approval processes and related hearings, Rogers, Shaw and the Shaw Family Living Trust have agreed to extend the outside date for closing the Rogers-Shaw Transaction from July 31, 2022 to December 31, 2022 (which outside date may be further extended to January 31, 2023 at the option of Rogers or Shaw), demonstrating their commitment to completing this transformative combination. The outside date in the Share Purchase Agreement tracks the outside date in the Arrangement Agreement but can be extended beyond January 31, 2023 only with the consent of Videotron. Nonetheless, the time required to complete the Tribunal hearing, as well as receive ISED approval, including any appeals of the outcomes of any required regulatory process, is uncertain and could result in further delays in or prevent the closing of the Rogers-Shaw Transaction and the Freedom Transaction.